3. Loans, Allowance for Loan Losses and Credit Quality (Details 2) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Allowance for loan losses, Beginning balance				$ 4,312,080				$ 3,886,502	$ 4,312,080	$ 3,886,502
Charge-offs									(388,429)	(695,582)
Recoveries									261,264	121,160
Provisions	206,250	137,500	120,000	206,250	249,999	249,999	249,999	250,003	670,000	1,000,000
Allowance for loan losses, Ending balance	4,854,915				4,312,080				4,854,915	4,312,080
Allowance for loan losses evaluated for impairment, Individually	351,400				174,000				351,400	174,000
Allowance for loan losses evaluated for impairment, Collectively	4,503,515				4,138,080				4,503,515	4,138,080
Allowance for loan losses	4,854,915				4,312,080				4,854,915	4,312,080
Loans evaluated for impairment, Individually	4,108,216				4,149,346				4,108,216	4,149,346
Loans evaluated for impairment, Collectively	435,800,710				412,226,102				435,800,710	412,226,102
Total Loans	439,908,926				416,375,448				439,908,926	416,375,448
Commercial and industrial
Allowance for loan losses, Beginning balance				428,381				342,314	428,381	342,314
Charge-offs									(83,344)	(159,309)
Recoveries									2,953	29,769
Provisions									168,392	215,607
Allowance for loan losses, Ending balance	516,382				428,381				516,382	428,381
Allowance for loan losses evaluated for impairment, Individually	27,500				0				27,500	0
Allowance for loan losses evaluated for impairment, Collectively	488,882				428,381				488,882	428,381
Allowance for loan losses	516,382				428,381				516,382	428,381
Loans evaluated for impairment, Individually	373,696				435,165				373,696	435,165
Loans evaluated for impairment, Collectively	55,245,589				48,848,783				55,245,589	48,848,783
Total Loans	55,619,285				49,283,948				55,619,285	49,283,948
Commercial Real Estate
Allowance for loan losses, Beginning balance				1,536,440				1,385,939	1,536,440	1,385,939
Charge-offs									(124,849)	(57,923)
Recoveries									185,791	51,863
Provisions									546,016	156,561
Allowance for loan losses, Ending balance	2,143,398				1,536,440				2,143,398	1,536,440
Allowance for loan losses evaluated for impairment, Individually	147,700				0				147,700	0
Allowance for loan losses evaluated for impairment, Collectively	1,995,698				1,536,440				1,995,698	1,536,440
Allowance for loan losses	2,143,398				1,536,440				2,143,398	1,536,440
Loans evaluated for impairment, Individually	1,386,477				1,762,615				1,386,477	1,762,615
Loans evaluated for impairment, Collectively	155,549,326				138,044,902				155,549,326	138,044,902
Total Loans	156,935,803				139,807,517				156,935,803	139,807,517
Residential Real Estate 1st Lien
Allowance for loan losses, Beginning balance				1,563,576				1,578,493	1,563,576	1,578,493
Charge-offs									(56,430)	(246,237)
Recoveries									15,819	5,538
Provisions									(70,781)	225,782
Allowance for loan losses, Ending balance	1,452,184				1,563,576				1,452,184	1,563,576
Allowance for loan losses evaluated for impairment, Individually	99,700				134,800				99,700	134,800
Allowance for loan losses evaluated for impairment, Collectively	1,352,484				1,428,776				1,352,484	1,428,776
Allowance for loan losses	1,452,184				1,563,576				1,452,184	1,563,576
Loans evaluated for impairment, Individually	1,788,793				1,641,960				1,788,793	1,641,960
Loans evaluated for impairment, Collectively	171,058,281				167,970,849				171,058,281	167,970,849
Total Loans	172,847,074				169,612,809				172,847,074	169,612,809
Residential Real Estate Jr Lien
Allowance for loan losses, Beginning balance				332,556				331,684	332,556	331,684
Charge-offs									(56,797)	(135,622)
Recoveries									21,277	1,538
Provisions									69,435	134,956
Allowance for loan losses, Ending balance	366,471				332,556				366,471	332,556
Allowance for loan losses evaluated for impairment, Individually	76,500				39,200				76,500	39,200
Allowance for loan losses evaluated for impairment, Collectively	289,971				293,356				289,971	293,356
Allowance for loan losses	366,471				332,556				366,471	332,556
Loans evaluated for impairment, Individually	559,250				309,606				559,250	309,606
Loans evaluated for impairment, Collectively	45,128,155				46,719,417				45,128,155	46,719,417
Total Loans	45,687,405				47,029,023				45,687,405	47,029,023
Consumer
Allowance for loan losses, Beginning balance				138,699				124,779	138,699	124,779
Charge-offs									(67,009)	(96,491)
Recoveries									35,424	32,452
Provisions									(1,835)	77,959
Allowance for loan losses, Ending balance	105,279				138,699				105,279	138,699
Allowance for loan losses evaluated for impairment, Individually	0				0				0	0
Allowance for loan losses evaluated for impairment, Collectively	105,279				138,699				105,279	138,699
Allowance for loan losses	105,279				138,699				105,279	138,699
Loans evaluated for impairment, Individually	0				0				0	0
Loans evaluated for impairment, Collectively	8,819,359				10,642,151				8,819,359	10,642,151
Total Loans	8,819,359				10,642,151				8,819,359	10,642,151
Unallocated
Allowance for loan losses, Beginning balance				312,428				123,293	312,428	123,293
Charge-offs									0	0
Recoveries									0	0
Provisions									(41,227)	189,135
Allowance for loan losses, Ending balance	271,201				312,428				271,201	312,428
Allowance for loan losses evaluated for impairment, Individually	0				0				0	0
Allowance for loan losses evaluated for impairment, Collectively	271,201				312,428				271,201	312,428
Allowance for loan losses	$ 271,201				$ 312,428				$ 271,201	$ 312,428